Lease - Schedule of Operating Lease Costs and Supplemental Balance Sheet Information Related to Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Lease Costs and Supplemental Balance Sheet Information Related to Operating Leases [Abstract]
Operating lease cost	$ 1,138	$ 995
Variable lease cost	70	50
Total net lease costs	$ 1,208	$ 1,045
Weighted average remaining lease term (in years)	10 years 25 days	10 years 9 months 18 days
Weighted average discount rate	5.96%	5.80%